Asset Retirement Obligaion (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Asset retirement obligation
Asset retirement obligation - beginning balance	$ 179,607	[1]	$ 143,402
Additional liabilities accrued	635		5,578
Revisions in estimated cash outflows	6,268	[2]	22,588	[2]
Disposition of assets	(3,534)	[3]	(2,674)	[3]
Accretion expense	12,592	[4]	10,713	[4]
Asset retirement obligation - ending balance	195,568	[1]	179,607	[1]
Divestiture transaction
Asset retirement obligation
Revisions in estimated cash outflows			14,900
Disposition of assets	(2,000)
Accretion expense	1,100		200
Divestiture transaction | Other current liabilities
Asset retirement obligation
Asset retirement obligation - ending balance	$ 37,700

[1]	In 2013, as a result of the accelerated settlement dates of certain asset retirement obligations related to the Divestiture Transaction, U.S. Cellular reclassified $37.7 million of its asset retirement obligations from Other deferred liabilities and credits to Other current liabilities.
[2]	Included increases of $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction in 2012.
[3]	Included $2.0 million of incremental disposition costs related to the Divestiture Transaction in 2013.
[4]	Included $1.1 million and $0.2 million of incremental accretion related to the Divestiture Transaction in 2013 and 2012, respectively.